INVENTORY (Tables)	12 Months Ended
Dec. 31, 2025
Inventories [Abstract]
Schedule of inventory properties

AS AT DEC. 31 (MILLIONS)	2025	2024
Industrial products	$2,348	$2,174
Completed and under development residential properties	2,758	2,918
Land held for development	997	1,073
Other[1]	2,746	2,293
Total	$8,849	$8,458

Schedule of current and non-current balances of inventory	The current and non-current balances of inventory are as follows:

AS AT DEC. 31 (MILLIONS)	2025	2024
Current	$5,923	$5,418
Non-current	2,926	3,040
Total	$8,849	$8,458